Stock-Based Compensation - Restricted Common Stock (Details) - 2015 Plan - shares	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018
Restricted Common Stock
Vesting period		4 years
Restricted Common Stock
Restricted Common Stock
Number of shares issued	62,237	62,237
Vesting period	4 years